Financial risk management - Classification by categories of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	₩ 28,453,404	₩ 33,410,542
Due from banks at fair value through profit or loss	34,262	63,112
Securities at fair value through profit or loss	60,686,153	57,011,490
Derivative assets	3,799,189	5,633,915
Loans at fair value through profit or loss	1,683,344	2,016,801
Loans at amortized cost	389,137,156	356,221,519
Securities at fair value through other comprehensive income	64,838,323	58,316,112
Securities at amortized cost	49,930,076	47,282,623
Others	23,238,932	20,341,191
Financial assets, Total	621,800,839	580,297,305
Financial assets at fair value through profit or loss
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	34,262	63,112
Securities at fair value through profit or loss	60,686,153	57,011,490
Derivative assets	3,574,126	5,157,412
Loans at fair value through profit or loss	1,683,344	2,016,801
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	0	0
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	65,977,885	64,248,815
Securities at fair value through other comprehensive income
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	0	0
Securities at fair value through profit or loss	0	0
Derivative assets	0	0
Loans at fair value through profit or loss	0	0
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	64,838,323	58,316,112
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	64,838,323	58,316,112
Securities at amortized cost
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	28,453,404	33,410,542
Due from banks at fair value through profit or loss	0	0
Securities at fair value through profit or loss	0	0
Derivative assets	0	0
Loans at fair value through profit or loss	0	0
Loans at amortized cost	389,137,156	356,221,519
Securities at fair value through other comprehensive income	0	0
Securities at amortized cost	49,930,076	47,282,623
Others	23,238,932	20,341,191
Financial assets, Total	490,759,568	457,255,875
Derivative instruments held for hedging
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	0	0
Securities at fair value through profit or loss	0	0
Derivative assets	225,063	476,503
Loans at fair value through profit or loss	0	0
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	0	0
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	₩ 225,063	₩ 476,503